Note 5 - Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of reportable segments [text block]
	Brazil			CAC (i)			Latin America - south (ii)			Canada			Consolidated
	2019	2018 (restated)	2017 (restated)	2019	2018 (restated)	2017 (restated)	2019	2018 (restated)	2017 (restated)	2019	2018 (restated)	2017 (restated)	2019	2018 (restated)	2017 (restated)

Net sales	28,724.5	26,814.2	26,353.0	6,757.9	5,813.9	4,733.0	10,028.7	10,753.9	10,769.7	7,088.6	6,849.3	6,043.6	52,599.7	50,231.3	47,899.3
Cost of sales	(12,096.3)	(10,014.8)	(9,879.8)	(2,934.1)	(2,559.1)	(2,044.8)	(3,998.0)	(4,261.7)	(4,120.7)	(2,649.8)	(2,413.8)	(1,983.1)	(21,678.2)	(19,249.4)	(18,028.4)
Gross profit	16,628.2	16,799.4	16,473.2	3,823.8	3,254.8	2,688.2	6,030.7	6,492.2	6,649.0	4,438.8	4,435.5	4,060.5	30,921.5	30,981.9	29,870.9
Distribution expenses	(3,814.1)	(3,641.4)	(3,552.1)	(684.3)	(627.1)	(538.1)	(1,092.0)	(1,055.0)	(1,010.0)	(1,361.0)	(1,283.7)	(1,093.6)	(6,951.4)	(6,607.2)	(6,193.8)
Sales and marketing expenses	(3,124.8)	(3,076.5)	(3,123.3)	(553.0)	(561.6)	(526.2)	(1,019.7)	(1,113.2)	(1,091.2)	(998.6)	(970.0)	(872.9)	(5,696.1)	(5,721.3)	(5,613.6)
Administrative expenses	(1,646.8)	(1,409.5)	(1,683.9)	(256.7)	(282.3)	(265.8)	(428.8)	(412.2)	(386.0)	(347.7)	(259.4)	(284.3)	(2,680.0)	(2,363.4)	(2,620.0)
Other operating income/(expenses)	826.4	965.0	1,092.7	85.8	20.1	77.8	(18.0)	(24.6)	41.2	(16.1)	(13.2)	5.6	878.1	947.3	1,217.3
Exceptional items	(328.2)	(43.7)	(33.0)	(17.1)	62.5	(23.1)	(51.9)	(88.4)	(41.3)	-	(16.8)	(11.3)	(397.2)	(86.4)	(108.7)
Income from operations (EBIT)	8,540.7	9,593.3	9,173.6	2,398.5	1,866.4	1,412.8	3,420.3	3,798.8	4,161.7	1,715.4	1,892.4	1,804.0	16,074.9	17,150.9	16,552.1
Net finance cost	(1,381.9)	(2,353.1)	(2,859.1)	(110.1)	(58.0)	(47.6)	(1,543.2)	(1,434.3)	(711.7)	(74.3)	(184.9)	(95.4)	(3,109.5)	(4,030.3)	(3,713.8)
Share of result of joint ventures	(5.6)	(6.2)	(10.7)	(2.2)	3.8	6.0	-	-	-	(14.5)	3.4	1.6	(22.3)	1.0	(3.1)
Income before income tax	7,153.2	7,234.0	6,303.8	2,286.2	1,812.2	1,371.2	1,877.1	2,364.5	3,450.0	1,626.6	1,710.9	1,710.2	12,943.1	13,121.6	12,835.2
Income tax expense	807.7	188.9	(2,924.4)	(642.7)	(473.0)	(353.5)	(272.3)	(866.8)	(1,144.1)	(647.4)	(623.0)	(625.7)	(754.7)	(1,773.9)	(5,047.7)
Net income	7,960.9	7,422.9	3,379.4	1,643.5	1,339.2	1,017.7	1,604.8	1,497.7	2,305.9	979.2	1,087.9	1,084.5	12,188.4	11,347.7	7,787.5

Normalized EBITDA (iii)	11,737.9	12,295.3	11,905.1	2,961.9	2,299.0	1,847.2	4,389.8	4,909.1	4,871.5	2,057.6	2,182.3	2,073.8	21,147.2	21,685.7	20,697.6
Exceptional items	(328.2)	(43.7)	(33.0)	(17.1)	62.5	(23.1)	(51.9)	(88.4)	(41.3)	-	(16.8)	(11.3)	(397.2)	(86.4)	(108.7)
Depreciation. amortization and impairment	(2,869.0)	(2,658.3)	(2,698.5)	(546.3)	(495.1)	(411.3)	(917.6)	(1,021.9)	(668.5)	(342.2)	(273.1)	(258.5)	(4,675.1)	(4,448.4)	(4,036.8)
Net finance cost	(1,381.9)	(2,353.1)	(2,859.1)	(110.1)	(58.0)	(47.6)	(1,543.2)	(1,434.3)	(711.7)	(74.3)	(184.9)	(95.4)	(3,109.5)	(4,030.3)	(3,713.8)
Share of result of joint ventures	(5.6)	(6.2)	(10.7)	(2.2)	3.8	6.0	-	-	-	(14.5)	3.4	1.6	(22.3)	1.0	(3.1)
Income tax expense	807.7	188.9	(2,924.4)	(642.7)	(473.0)	(353.5)	(272.3)	(866.8)	(1,144.1)	(647.4)	(623.0)	(625.7)	(754.7)	(1,773.9)	(5,047.7)
Net income	7,960.9	7,422.9	3,379.4	1,643.5	1,339.2	1,017.7	1,604.8	1,497.7	2,305.9	979.2	1,087.9	1,084.5	12,188.4	11,347.7	7,787.5

Normalized EBITDA margin in %	40.9%	45.9%	43.2%	43.8%	39.5%	38.9%	43.8%	45.6%	45.2%	29.0%	31.9%	34.3%	40.2%	43.2%	43.2%

Acquisition of property, plant and equipment	3,176.5	1,811.9	1,446.5	578.4	500.4	413.2	1,025.0	1,040.8	1,051.2	289.5	217.9	292.8	5,069.4	3,571.0	3,203.7
	Brazil			CAC (i)			Latin America - South (ii)			Canada			Consolidated
	2019	2018 (restated)	2017 (restated)	2019	2018 (restated)	2017 (restated)	2019	2018 (restated)	2017 (restated)	2019	2018 (restated)	2017 (restated)	2019	2018 (restated)	2017 (restated)
Segment assets	44,161.9	41,478.6	40,869.1	11,393.3	11,270.2	9,658.1	14,454.0	14,472.0	11,582.4	12,035.0	11,066.0	10,348.4	82,044.2	78,286.8	72,458.0
Intersegment elimination													(2,286.2)	(2,246.5)	(3,077.7)
Non-segmented assets													21,984.9	19,674.0	19,385.9
Total assets													101,742.9	95,714.3	88,766.2

Segment liabilities	19,907.4	18,252.1	20,062.9	3,932.8	3,420.9	2,968.7	4,411.8	4,484.6	6,015.2	4,078.7	3,584.8	3,700.2	32,330.7	29,742.4	32,747.0
Intersegment elimination													(2,286.4)	(2,246.4)	(3,077.7)
Non-segmented liabilities													71,698.6	68,218.3	59,097.0
Total liabilities													101,742.9	95,714.3	88,766.3
	Brazil
	Beer			NAB			Total
	2019	2018 (restated)	2017 (restated)	2019	2018 (restated)	2017 (restated)	2019	2018 (restated)	2017 (restated)

Net sales	24,304.2	23,008.5	22,509.3	4,420.2	3,805.7	3,843.7	28,724.4	26,814.2	26,353.0
Cost of sales	(10,037.9)	(8,214.2)	(7,886.7)	(2,058.4)	(1,800.6)	(1,993.0)	(12,096.3)	(10,014.8)	(9,879.7)
Gross profit	14,266.3	14,794.3	14,622.6	2,361.8	2,005.1	1,850.7	16,628.1	16,799.4	16,473.3
Distribution expenses	(3,105.5)	(2,963.2)	(2,871.8)	(708.6)	(678.2)	(680.4)	(3,814.1)	(3,641.4)	(3,552.2)
Sales and marketing expenses	(2,721.1)	(2,894.0)	(2,951.1)	(403.8)	(182.4)	(172.2)	(3,124.9)	(3,076.4)	(3,123.3)
Administrative expenses	(1,426.0)	(1,193.1)	(1,466.8)	(220.7)	(216.5)	(217.1)	(1,646.7)	(1,409.6)	(1,683.9)
Other operating income/(expenses)	571.6	740.1	825.0	254.8	224.9	267.8	826.4	965.0	1,092.8
Exceptional items	(328.2)	(37.0)	(28.2)	–	(6.7)	(4.8)	(328.2)	(43.7)	(33.0)
Income from operations (EBIT)	7,257.1	8,447.1	8,129.7	1,283.5	1,146.2	1,044.0	8,540.6	9,593.3	9,173.7
Net finance cost	(1,408.9)	(2,327.8)	(2,830.8)	27.0	(25.3)	(28.3)	(1,381.9)	(2,353.1)	(2,859.1)
Share of result of joint ventures	(5.6)	(6.2)	(10.7)	–	–	–	(5.6)	(6.2)	(10.7)
Income before income tax	5,842.6	6,113.1	5,288.2	1,310.5	1,120.9	1,015.7	7,153.1	7,234.0	6,303.9
Income tax expense	807.7	188.9	(2,924.4)	–	–	–	807.7	188.9	(2,924.4)
Net income	6,650.3	6,302.0	2,363.8	1,310.5	1,120.9	1,015.7	7,960.8	7,422.9	3,379.5

Normalized EBITDA (i)	10,100.8	10,800.7	10,481.5	1,637.1	1,494.6	1,423.7	11,737.9	12,295.3	11,905.2
Exceptional items	(328.2)	(37.0)	(28.2)	–	(6.7)	(4.8)	(328.2)	(43.7)	(33.0)
Depreciation, amortization and impairment	(2,515.5)	(2,316.6)	(2,323.6)	(353.6)	(341.7)	(374.9)	(2,869.1)	(2,658.3)	(2,698.5)
Net finance cost	(1,408.9)	(2,327.8)	(2,830.8)	27.0	(25.3)	(28.3)	(1,381.9)	(2,353.1)	(2,859.1)
Share of result of joint ventures	(5.6)	(6.2)	(10.7)	–	–	–	(5.6)	(6.2)	(10.7)
Income tax expense	807.7	188.9	(2,924.4)	–	–	–	807.7	188.9	(2,924.4)
Net income	6,650.3	6,302.0	2,363.8	1,310.5	1,120.9	1,015.7	7,960.8	7,422.9	3,379.5

Normalized EBITDA margin in %	41.6%	46.9%	46.6%	37.0%	39.3%	37.0%	40.9%	45.9%	45.2%